Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Local and Foreign Components of Income (Loss) Before Income Tax

For the period ended October 31, 2020 the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Three months ended October 31, 2020 (Unaudited)	Three months ended October 31, 2019 (Unaudited)

Tax jurisdictions from:
Local	$(5,343)	$(110,967)
Foreign, representing
- Labuan	17,649	(16,243)
- Hong Kong	$(47,567)	$(147,115)
Loss before income tax	$(35,341)	$(274,325)

For the year ended July 31, 2020, the local (United States) and foreign components of income/ (loss) before income taxes were comprised of the following:

	Year ended July 31, 2020	Year ended July 31, 2019
Tax jurisdictions from:
Local	$(346,424)	(30,068)
Foreign, representing
- Labuan	(37,961)	7,626
- Hong Kong	$(412,635)	7,017
Loss before income tax	$(797,020)	(15,425)

Schedule of Provision for Income Tax

The provision for income taxes consisted of the following:

	For the period ended October 31, 2020	For the period ended October 31, 2019
Current:
- Local	-	-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-

Income tax expense	$-	$-

The provision for income taxes consisted of the following:
For the Year ended July 31, 2020
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-